Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Payables to merchants and other partners	1,668,930	2,320,059	4,337,336	4,478,325
Employee compensation and welfare payable	2,253,437	1,821,969	2,410,332	2,325,295
Tax payables	1,645,335	1,127,818	1,658,525	2,059,843
Payables and accruals for other cost and expenses	2,302,221	2,267,850	2,383,335	2,614,514
Deposits	1,423,970	1,389,362	1,414,683	1,411,875
Payables related to promotion and advertising expenses	859,331	850,376	1,140,401	1,188,268
Deferred revenue and customer advances	550,070	569,032	905,524	685,846
Payables related to property and equipment	358,464	298,550	283,889	433,668
Other current financial liabilities measured at FVTPL	—	—	32,971	427,208
Others	1,183,860	1,086,638	1,213,665	1,147,778
Total	12,245,618	11,731,654	15,780,661	16,772,620